DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amounts of Transactions Outstanding (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedges
Notional amount	£ 269,212	£ 223,242
Assets	1,204	1,432
Liabilities	702	818
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	10,986	13,173
Collateral cash	8,681	8,454
Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	43,732	42,043
Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	225,480	181,199
Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	147,884	108,685
Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	77,596	72,514
Exchange rate contracts
Disclosure of detailed information about hedges
Notional amount	37,002	35,690
Exchange rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	13,755	12,927
Exchange rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	1,712	1,145
Exchange rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	21,535	21,618
Interest rate contracts
Disclosure of detailed information about hedges
Notional amount	229,735	186,787
Interest rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	29,296	28,351
Interest rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	146,172	107,540
Interest rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	54,267	50,896
Equity and credit contracts
Disclosure of detailed information about hedges
Notional amount	681	765
Equity and credit contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	681	765
Inflation rate contracts
Disclosure of detailed information about hedges
Notional amount	1,794
Inflation rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	1,794	0
Derivative assets
Disclosure of detailed information about hedges
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	489	472
Derivatives
Disclosure of detailed information about hedges
Collateral cash	32	12
Fair value
Disclosure of detailed information about hedges
Assets	1,204	1,432
Liabilities	702	818
Fair value | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	656	614
Liabilities	666	820
Fair value | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	2,191	2,865
Liabilities	1,679	2,045
Fair value | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,097	1,304
Liabilities	485	841
Fair value | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,094	1,561
Liabilities	1,194	1,204
Fair value | Exchange rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	238	92
Liabilities	156	217
Fair value | Exchange rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	42	29
Liabilities	8	2
Fair value | Exchange rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	698	1,008
Liabilities	266	289
Fair value | Interest rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	294	389
Liabilities	489	583
Fair value | Interest rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,055	1,275
Liabilities	477	839
Fair value | Interest rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	326	553
Liabilities	928	915
Fair value | Equity and credit contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	124	133
Liabilities	21	20
Fair value | Inflation rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	70	0
Liabilities	0	0
Fair value | Derivative netting
Disclosure of detailed information about hedges
Assets	(1,643)	(2,047)
Liabilities	£ (1,643)	£ (2,047)